Consolidated statement of comprehensive income - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of comprehensive income [abstract]
Net result (before non-controlling interests)	€ 5,592	€ 4,374	€ 12,228
Items that will not be reclassified to the statement of profit or loss:
Realised and unrealised revaluations property in own use	3	10	15
Remeasurement of the net defined benefit asset/liability	(16)	(85)	(19)
Net change in fair value of equity instruments at fair value through other comprehensive income	664	(30)	(126)
Change in fair value of own credit risk of financial liabilities at fair value through profit or loss	(46)	(39)	165
Items that may subsequently be reclassified to the statement of profit or loss:
Net change in fair value of debt instruments at fair value through other comprehensive income	(258)	67	(435)
Realised gains/losses on debt instruments at fair value through other comprehensive income reclassified to the statement of profit or loss	63	9	(26)
Changes in cash flow hedge reserve	383	1,138	(3,158)
Exchange rate differences	563	(85)	436
Other comprehensive income	1,357	985	(3,147)
Total comprehensive income	6,948	5,360	9,081
Comprehensive income attributable to:
Non-controlling interests	303	444	(190)
Shareholders of the parent	€ 6,645	€ 4,916	€ 9,271